CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Available for sale tax effect	$ 2,012	$ (1,246)	$ (913)
Cash flow hedge tax effect	$ 123	$ (339)	$ (691)